SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

22. SHARE-BASED COMPENSATION

Options to employees

        On June 1, 2009, the Group's board of directors approved the Bona Film Group Limited 2009 Stock Incentive Plan (the "2009 Plan"). The maximum number of ordinary shares that may be granted under this plan is 209,163 shares. Upon the approval of the 2009 Plan, the Group granted 209,163 share options to purchase ordinary shares to an officer and an employee on June 1, 2009. 69,721 options vested on the date of grant. The remaining options vest ratably over 32 months from the date of grant and are exercisable up to 10 years from the date of grant. The exercise price is $3.36 per share. The estimated fair value of the options granted was $1.47 on the date of grant using the Binomial option pricing model. A zero forfeiture rate was estimated.

        On June 1, 2010, the Group's board of directors approved the Bona Film Group Limited 2010 Stock Incentive Plan (the "2010 Plan"). The maximum number of ordinary shares that may be granted under this plan is 5,410,650 shares. Upon the approval of the 2010 Plan, the Group granted 324,245 share options to three officers of the Group, and 650,631 share options to purchase ordinary shares to 49 employees on June 1, 2010. 35,671 options granted to one officer vested on the closing of the IPO of the Company. 5,615 options granted to the officer vested on the date of grant, and 196,518 options granted to the officer vest ratably over 35 months from the date of grant. 14,117 options granted to the other officers and employees vested on the date of grant, and the remaining 722,955 options vest ratably over 47 months from the date of grant. The contract life was 10 years from the date of grant. The exercise price was $3.44 or $6.31 per share. The weighted average grant-date fair value of options granted during 2010 was $2.26 per share. A zero forfeiture rate was estimated.

        In July 2010, the Group issued an option to Mr. Jeffrey Chan, the chief operation officer of the Group, to purchase a total of 317,072 ordinary shares at an exercise price of $6.31 per share. The option could be exercised within five business days after the option issuance date. The fair value of the option was determined to be $616 which was recognized as share-based compensation cost in July 2010. The option was exercised by Mr. Jeffrey Chan in July 2010.

        In March 2011, under the 2010 Plan, the Group granted 435,774 share options to an officer of the Group, 125,708 share options to an artist and 110,000 share options to two independent directors of the Group with exercise prices of $6.31, $6.31 and $11.56, respectively. 236,687 options granted to the officer, the artist and two independent directors vested on the date of grant, and the remaining 434,795 options vest ratably over the range from 20 to 22 months from the date of grant. The contract life was 10 years from the date of grant. The weighted average grant-date fair value of options granted during 2011 was $6.97 per share. A zero forfeiture rate was estimated.

        In November 2011, under the 2010 Plan, the Group granted 135,000 share options to four independent directors of the Group, 150,000 share options to two directors of the Group, and 289,000 share options to 34 employees with exercise prices of $8.62. 14,424 options vested on the date of grant, and the remaining 559,576 options vest ratably over the range from 23 to 47 months. The contract life was 10 years from the date of grant. The weighted average grant-date fair value of options granted during 2011 was $4.13 per share. The forfeiture rate of 11.3% was estimated for the options granted to the 35 employees and a zero forfeiture rate was estimated for the rest options.

        In April 2012, under the 2010 Plan, the Group granted 950,000 share options to five officers and 100,000 share options to 9 employees with exercise prices of $10.96. 28,472 options vested on the date of grant, and the remaining 1,021,528 options vest ratably over the range from 35 to 47 months. The contract life was 10 years from the date of grant. The weighted average grant-date fair value of options granted during 2012 was $5.58 per share. The forfeiture rate of 11.3% was estimated for the options granted to the 9 employees and a zero forfeiture rate was estimated for the rest options.

        The total intrinsic value of options exercised during the year ended December 31, 2010, 2011 and 2012 were $nil, $53,632 and $1,614,902, respectively.

        The Group recognizes compensation cost on the options using the straight-line attribution method. Total share-based compensation cost recognized was $3,560,194 and $4,234,386 for the years ended 2011 and 2012, respectively.

Options to non-employees

        In November 2011, under the 2010 Plan, the Group granted 470,000 to eight consultants with exercise prices of $8.62. 13,056 options vested on the date of grant, and the remaining 456,944 options vest ratably over 35 months from the date of grant on a monthly basis. The contract life was 10 years from the date of grant. The weighted average grant-date fair value of options granted during 2011 was $3.33 per share. A zero forfeiture rate was estimated. No option to non-employees was exercised for the three years ended December 31, 2010, 2011, and 2012.

        The Group recognizes compensation cost on the options using the straight-line attribution method. Total share-based compensation cost recognized was nil, $86,950 and 568,778 for the years ended December 31, 2010, 2011 and 2012, respectively.

        With the assistance of American Appraisal China Limited, an independent valuer, the fair value of each option granted to employees was estimated on the date of grant and the fair value of each option granted to non-employees was estimated on the date of vesting. The fair value of each option granted to employees and non-employees was determined using the Binomial option pricing model with the following assumptions for the years ended December 31, 2010, 2011 and 2012:

	June 2010	July 2010	March 2011	November 2011	December 2011	April 2012	December 2012
Expected volatility(1)	44%	44%	44%	44%	44%	43%	42%
Risk-free interest rate(2)	4.36%	1.26%	2.89%	2.78%	2.77%	2.73%	2.08%
Expected dividend yield(3)	0%	0%	0%	0%	0%	0%	0%
Exercise multiple(4)	2.00	2.00	2.00 and 2.30	2.00	2.00	2.80	2.00
Fair value of the underlying ordinary shares(5)	4.75	5.66	12.37	8.88	7.60	10.96	9.84
(1)
Volatility

  The volatility of the underlying ordinary shares during the life of the options was estimated based on average historical volatility of listed comparable companies for the period before the valuation date with lengths equal to the contractual life of the options.

(2)
Risk-free interest rate

Risk free interest rate is estimated based on the yield to maturity of PRC international government bonds with maturity term close to the contractual life of the options.

(3)
Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the contractual life of the options.

(4)
Exercise multiple

Exercise multiple represents the value of the underlying share as a multiple of exercise price of the option which, if achieved, results in exercise of the option. The exercise multiple of the options was estimated based on empirical study conducted by the third party.

(5)
Fair value of underlying ordinary shares

When estimating the fair value of the ordinary shares on the grant dates before the Company's IPO, management has considered a number of factors, including the result of a third-party appraisal and equity transactions of the Group, while taking into account standard valuation methods and the achievement of certain events. After the IPO, the closing market price of the Company's ordinary shares as of the grant date was used as the fair value of the underlying ordinary shares on that date.

Summary of share options to employees and non-employees

        A summary of option activity, including grants to both employees and non-employees, under the 2009 Plan and 2010 Plan as of December 31, 2012, and the changes during the year then ended is presented below:

Options	Number of share options	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
Outstanding as of January 1, 2012	2,821,518	6.72	9.1	3,976,157

Granted	1,050,000	10.96	9.3
Exercised	(348,168)	5.20	7.5
Expired	(2,339)	6.64	7.6
Forfeited	(42,298)	5.71	7.9

Outstanding as at December 31, 2012	3,478,713	8.17	7.9	7,187,931

Exercisable as at December 31, 2012	1,702,431	7.23	6.9	4,890,031

Expected to vest at December 31, 2012	1,575,561	9.06	8.8	2,038,236

        As of December 31, 2012, there was $7,922,842 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the 2009 Plan and 2010 Plan. That cost is expected to be recognized over a weighted-average period of 1.67 years.